Principal Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue
Total revenue	$ 208,172	$ 302,076	$ 179,874
Services expiration period	12 months
Remaining performance obligations	$ 7,215	10,113
Contract liability, including both deferred revenue and the advance from customers	$ 34,848	41,201
Revenue, remaining performance obligation, optional exemption, performance obligation [true false]	true
Current deferred revenue
Disaggregation of Revenue
Remaining performance obligations	$ 6,821	9,254
Non-current deferred revenue
Disaggregation of Revenue
Remaining performance obligations	$ 394	859
Maximum
Disaggregation of Revenue
Remaining performance obligation recognition period	36 months
Minimum
Disaggregation of Revenue
Remaining performance obligation recognition period	18 months
IoT PaaS
Disaggregation of Revenue
Total revenue	$ 152,914	261,360	151,677
IoT PaaS | Maximum
Disaggregation of Revenue
Life cycle of different smart devices	2 years
IoT PaaS | Minimum
Disaggregation of Revenue
Life cycle of different smart devices	1 year 6 months
Smart device distribution
Disaggregation of Revenue
Total revenue	$ 25,446	22,153	22,071
SaaS and others
Disaggregation of Revenue
Total revenue	$ 29,812	$ 18,563	$ 6,126